Property, Plant and Equipment - Additional informations (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment
Acquired assets with a cost	€ 4,320	€ 5,700
Net book value of assets disposed	9	0
Net gain on disposal	€ 0	€ 8